Finance costs/ income (Details Narrative) € in Thousands	12 Months Ended
Dec. 31, 2025 EUR (€)
Increase (decrease) due to corrections of prior period errors [member]
FinanceCostsIncomeLineItem [Line Items]
Adjustments for finance costs / income	€ 3,126